Offerings - Offering: 1	Mar. 31, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered	2,470,338
Proposed Maximum Offering Price per Unit	21.57
Maximum Aggregate Offering Price	$ 53,285,190.66
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,358.68
Offering Note

(1) The “Amount Registered” represents the automatic annual increase of 2,470,338 shares on January 1, 2026 to the number of shares of the common stock, par value $0.0001 (“Common Stock”) of Kodiak Sciences Inc. (the “Registrant”) reserved for issuance under the Registrant’s 2018 Equity Incentive Plan (the “2018 Plan”) pursuant to an “evergreen” provision contained in the 2018 Plan. Pursuant to such provision, the number of shares of Common Stock available for grant and issuance under the 2018 Plan is subject to an annual increase on the first day of each fiscal year starting on January 1, 2019, by an amount equal to the least of (i) 4,300,000 shares of Common Stock, (ii) four percent (4%) of the outstanding shares of Common Stock on the last day of the immediately preceding fiscal year, or (iii) such number of shares of Common Stock determined by the Registrant’s board of directors prior to the applicable fiscal year end. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of Common Stock that become issuable under the 2018 Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock. The “Proposed Maximum Offering Price Per Unit” and “Maximum Aggregate Offering Price” are estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $21.57 per share, which is the average of the high ($22.14) and low ($21.00) prices of Registrant’s Common Stock, as reported on the Nasdaq Global Market on March 24, 2026.